Ordinary Shares (Details)			1 Months Ended		3 Months Ended		6 Months Ended
	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Apr. 30, 2025 USD ($) shares	May 31, 2019 USD ($) shares	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Jun. 30, 2026 CNY (¥) shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 CNY (¥) shares	Dec. 31, 2023 shares
Ordinary Shares [Line Items]
Converted shares							1,297,392	1,297,392
Total cash consideration (in Dollars) | ¥							¥ 95,443,866		¥ 86,614,050
Convertible Preferred Shares [Member]
Ordinary Shares [Line Items]
Converted amount							¥ 230,500,000	$ 34,000,000
Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Common stock, shares authorized		200,000,000						200,000,000
Common stock, par value (in Dollars per share) | $ / shares		$ 0.4						$ 0.4
Common stock, shares issued		23,281,620						45,627,607
Common stock, shares outstanding		23,281,620						45,627,607
Converted shares							9,924,598	9,924,598
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Ordinary Shares [Line Items]
Common stock, shares authorized		200,000,000						200,000,000
Common stock, par value (in Dollars per share) | $ / shares		$ 0.4						$ 0.4
Common stock, shares issued		23,281,620						45,627,607
Common stock, shares outstanding		23,281,620						45,627,607
Issuance of ordinary shares							5,627,871	5,627,871	4,044,866
Converted shares							1,297,392	1,297,392
Converted shares	3,526,755	3,526,755
Total cash consideration (in Dollars) | ¥							¥ 15,332,347		¥ 9,976,779
Class A Ordinary Shares [Member] | Redeemable Convertible Preferred Shares [Member]
Ordinary Shares [Line Items]
Converted amount							¥ 18,300,000	$ 2,700,000
Class A Ordinary Shares [Member] | Convertible Preferred Shares [Member]
Ordinary Shares [Line Items]
Common stock, shares issued								5,305,061
Converted shares							9,924,598	9,924,598
Class A Ordinary Shares [Member] | New Investor [Member]
Ordinary Shares [Line Items]
Issuance of ordinary shares	16,604,696	16,604,696					5,627,871	5,627,871
Amount of ordinary shares	¥ 1,100,000,000	$ 156,100,000			¥ 95,400,000	$ 14,100,000
Converted shares							1,488,457	1,488,457
Converted amount	¥ 98,400,000	$ 14,000,000
Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Common stock, shares authorized		1,750,000						1,750,000
Common stock, par value (in Dollars per share) | $ / shares		$ 0.016						$ 0.016
Common stock, shares issued		1,750,000						1,750,000
Common stock, shares outstanding		1,750,000						1,750,000
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Ordinary Shares [Line Items]
Common stock, shares authorized										875,000
Common stock, shares issued								1,750,000		875,000
Common stock, shares outstanding								1,750,000		875,000
Issuance of ordinary shares
Converted shares
Total cash consideration (in Dollars) | ¥
Class B Ordinary Shares [Member] | Founder Shares [Member]
Ordinary Shares [Line Items]
Issuance of ordinary shares			875,000	875,000
Total cash consideration (in Dollars) | $			$ 100,000	$ 1